Subsequent Events (Details Narrative) (10-K)									1 Months Ended			2 Months Ended	3 Months Ended			5 Months Ended		9 Months Ended		12 Months Ended
	Apr. 15, 2020 USD ($)	Apr. 02, 2020 USD ($)	Mar. 09, 2020 USD ($) shares	Feb. 21, 2020 USD ($)	Aug. 30, 2019 USD ($) $ / shares	Jul. 03, 2019	Oct. 12, 2018 USD ($)	Oct. 02, 2018 USD ($)	Mar. 31, 2020 USD ($)	Jan. 31, 2020 USD ($)	Aug. 31, 2019 USD ($) $ / shares	Feb. 29, 2020 USD ($)	May 14, 2020 USD ($) shares	Mar. 31, 2020 USD ($)	Sep. 30, 2019 USD ($)	May 28, 2020 USD ($) Integer $ / shares shares	May 18, 2020 USD ($)	Sep. 30, 2020 USD ($) $ / shares	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($)	Aug. 13, 2020 $ / shares	May 27, 2020 $ / shares	May 02, 2020	Jan. 30, 2020 USD ($)	Jan. 07, 2020 $ / shares	Nov. 30, 2019 USD ($)	Sep. 06, 2019 $ / shares
Proceeds from promissory notes																		$ 4,479,662	$ 7,791,020	$ 9,280,655	$ 2,409,898
Debt original issue discount																					6,383				$ 1,287,473
Proceeds from convertible debt																		1,912,382	$ 1,938,900	2,588,900	2,497,503
Debt conversion price per share | $ / shares																										$ 0.40
Warrant exercise price | $ / shares																										0.40
Fair value of warrants																				(3,620,498)
Derivative liabilities																				123,795
Derivative expense																				55,037,605
Stock issued during period, value, conversion of convertible securities														$ 341,519	$ 3,596,778					$ 3,667,696
Warrants [Member]
Debt principal balance					$ 2,469,840
Debt original issue discount					246,984					$ 262,872
Warrant exercise price | $ / shares											$ 3.50									$ 3.50		$ 2.50				0.40		$ 2.50
Employee [Member]
Advance to related parties																				$ 25,000
Secured Merchant Loan [Member]
Debt principal balance																				1,819,196
Payment of principal amount							$ 31,634
Notes payable							420,000	$ 209,850
Proceeds from promissory notes							$ 254,552	$ 137,962
Debt original issue discount																				762,122	86,248
Promissory Notes [Member]
Debt, maturity date						Jan. 03, 2021
Notes payable																											$ 460,510
Debt original issue discount																				0
Repayment of related party debt											$ 50,000
Debt instrument interest rate						20.00%
Convertible Promissory Notes [Member]
Debt principal balance																		1,685,914		5,459,909	3,007,503
Debt original issue discount																		346,953		$ 2,210,950	$ 1,595,627
Debt conversion price per share | $ / shares																				$ 2.50
Fair value of warrants																				$ 2,505,147
Convertible Notes Payable [Member]
Debt principal balance					$ 629,000													0		1,813,402
Convertible debt																		0		1,813,402
Debt original issue discount																		0		$ 0
Default interest rate					18.00%
Convertible Notes Payable [Member] | Maximum [Member]
Default interest rate					30.00%
Settlement Agreement [Member]
Debt principal balance			$ 272,700
Convertible debt			95,874
Securities Purchase Agreement [Member]
Proceeds from promissory notes																		1,880,000
Debt original issue discount																		188,000
Proceeds from convertible debt																		$ 2,068,000
Debt instrument interest rate																		10.00%
Debt instrument, description																		During the existence of an Event of Default (as defined in the applicable Q1 2020 Note), which includes, amongst other events, any default in the payment of principal and interest payments (including Q1/Q2 2020 Note Amortization Payments) under any Q1/Q2 2020 Note or any other indebtedness, interest accrues at the lesser of (i) the rate of 18% per annum, or (ii) the maximum amount permitted by law. Commencing on the thirteenth month anniversary of each Q1/Q2 2020 Note, monthly payments of interest and monthly principal payments, based on a 12 month amortization schedule (each, a "Q1/Q2 2020 Note Amortization Payment"), will be due and payable
Debt conversion price per share | $ / shares																										0.40
Warrant exercise price | $ / shares					$ 3.50																					$ 0.40		$ 2.50
Fair value of warrants					$ 1,225,109
Securities Purchase Agreement [Member] | Warrants [Member]
Debt original issue discount																		$ 1,287,474
Warrant exercise price | $ / shares																		$ 0.40
Fair value of warrants																		$ 262,872
Subsequent Event [Member]
Stock issued during period, shares, conversion of convertible securities | shares													294,584,216
Stock issued during period, value, conversion of convertible securities													$ 2,068,131
Debt instrument, accrued interest													473,402
Accrued fees													$ 5,000
Subsequent Event [Member] | Warrants [Member]
Warrant exercise price | $ / shares																							$ 2.50
Subsequent Event [Member] | Employee [Member]
Advance to related parties																	$ 75,000
Repayment of related party debt																	$ 138,000
Subsequent Event [Member] | Promissory Notes [Member]
Notes payable				$ 220,000								$ 110,000
Proceeds from promissory notes				$ 220,000								100,000
Debt original issue discount												10,000
Subsequent Event [Member] | Convertible Notes Payable [Member]
Debt principal balance										$ 693,000		$ 50,000
Debt instrument interest rate										18.00%
Default interest rate												18.00%
Subsequent Event [Member] | Convertible Notes Payable [Member] | Maximum [Member]
Default interest rate												30.00%
Subsequent Event [Member] | Convertible Notes [Member]
Convertible debt										$ 693,000
Debt instrument, description										The outstanding principal balance on date of default increased by 30% which amounted to approximately $620,000, default interest shall accrue at 18%, and the default conversion terms shall apply.
Default increased percentage										30.00%
Subsequent Event [Member] | Paycheck Protection Promissory Note [Member] | M&T Bank [Member]
Debt, maturity date	Apr. 16, 2022	Apr. 28, 2022
Debt instrument interest rate	1.00%	1.00%
Proceeds from loans	$ 2,941,212	$ 504,940
Debt instrument, term	2 years	2 years
Percentage of payroll costs																								75.00%
Subsequent Event [Member] | Settlement Agreement [Member]
Payment of principal amount			$ 233,334
Debt, maturity date			Mar. 11, 2020
Subsequent Event [Member] | Settlement Agreement [Member] | Secured Merchant Loan [Member]
Debt principal balance			$ 364,740						$ 936,410					$ 936,410
Payment of principal amount			$ 233,434						$ 600,000
Debt, maturity date			Mar. 11, 2020
Subsequent Event [Member] | Settlement Agreement [Member] | Senior Secured Convertible Debt [Member]
Debt principal balance			$ 272,700
Payment of principal amount			$ 275,000
Debt, maturity date			Mar. 12, 2020
Convertible debt			$ 95,874
Warrants cancellation | shares			40,300
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Proceeds from promissory notes																$ 1,177,341
Debt instrument, description																(i) from Original Issuance Date until and through the day that falls on the third month anniversary of the Original Issue Date (the "3 Month Anniversary") at an amount equal to 105% of the aggregate of the outstanding principal balance of the Note and accrued and unpaid interest, and (ii) after the 3 Month Anniversary at an amount equal to 115% of the aggregate of the outstanding principal balance of the Note and accrued and unpaid interest. In the event that the Company closes a registered public offering of securities for its own account (a "Public Offering"), the Holder may elect to: (x) have its principal and accrued interest prepaid directly from the Public Offering Proceeds at the prices set forth above, or (y) exchange its Note at the closing of the Public Offering for the securities being issued in the Public Offering at the Public Offering prices based upon the outstanding principal, accrued interest and other charges, or (z) continue to hold the Note. Except for a Public Offering and Amortization Payments, in order to prepay the Note, the Company shall provide at least 30 days' prior written notice to the Holder, during which time the Holder may convert the Note in whole or in part at the Conversion Price. For avoidance of doubt, the Amortization Payments shall be prepayments and are subject to prepayment penalties equal to 115% of the Amortization payment. In the event the Company consummates a Public Offering while the Notes are outstanding, then 25% of the net proceeds of such offering shall, within two business days of the closing of such public offering, be applied to reduce the outstanding obligations pursuant to the Notes. Mandatory Default Amount" means the sum of (a) (i) 130% of the aggregate of outstanding principal amount of these Notes and the accrued and unpaid interest thereon, including default interest, and (b) all other amounts, costs, expenses and liquidated damages due in respect of these Notes.
Trading day | Integer																20
Debt conversion price per share | $ / shares																$ 0.40
Debt converted conversion percentage																70.00%
Derivative liabilities																$ 8,295,096
Derivative expense																$ 7,117,755
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Warrants [Member]
Warrant purchase of shares | shares																838,200
Warrant exercise price | $ / shares																$ 727,659
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Convertible Promissory Notes [Member] | Investors [Member]
Debt principal balance																$ 2,095,500
Debt original issue discount																190,500
Proceeds from convertible debt																$ 1,905,000
Debt instrument interest rate																10.00%
Debt instrument, description																The Notes bear interest at 6% per annum and becomes due and payable on the date that is the 24-month anniversary of the original issue date of the respective Note. During the existence of an Event of Default, interest shall accrue at the lesser of (i) the rate of 18% per annum, or (ii) the maximum amount permitted by law. Commencing on the thirteenth month anniversary of these Notes, monthly payments of interest and monthly principal payments, based on a 12 month amortization schedule (each, an "Amortization Payment"), shall be due and payable, until the Maturity Date, at which time all outstanding principal, accrued and unpaid interest and all other amounts due and payable hereunder shall be immediately due and payable. The Amortization Payments shall be made in cash unless the investor requests it to be issued in the Company's common stock in lieu of a cash payment ("Stock Payment"). If the investor requests a Stock Payment, the number of shares of common stock issued shall be based on the amount of the applicable Amortization Payment divided by 80% of the lowest VWAP during the five Trading Day period prior to the due date of the Amortization Payment.
Trading day | Integer																5
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Convertible Promissory Notes [Member] | Investors [Member] | Warrants [Member]
Warrant purchase of shares | shares																838,200